FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT - Schedule of Net Assets Under Administration Off the Balance Sheet (Details) - PEN (S/) S/ in Millions	Dec. 31, 2025	Dec. 31, 2024
Net Assets [Abstract]
Assigned value of the financial assets	S/ 156,414	S/ 142,359
Investment funds
Net Assets [Abstract]
Assigned value of the financial assets	66,353	64,430
Equity managed
Net Assets [Abstract]
Assigned value of the financial assets	51,368	39,372
Pension funds
Net Assets [Abstract]
Assigned value of the financial assets	33,538	32,437
Bank trusts
Net Assets [Abstract]
Assigned value of the financial assets	S/ 5,155	S/ 6,120